Prepaid expenses and other current assets (Details Narrative) - EUR (€)	1 Months Ended	6 Months Ended
	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Percentage of value added tax		22.00%		22.00%
Reimbursement of value added tax		€ 821,000
Value added tax receivable		1,072,002		€ 820,780
Research and development tax credit		4,200,000
Taxes payable, amount		306,000	€ 204,000
Research and development expense		1,640,579	3,199,234
Others assets current relate to tax credit		180,709		€ 21,987
Directors and Officers [Member] | Prepaid Expenses and Other Current Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for insurance	€ 582,000
Prepayment registration fees		20,000
Prepaid expense		30,000
Research And Development Expense Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development expense		706,000	€ 204,000
Italian Revenue Agency [Member]
Defined Benefit Plan Disclosure [Line Items]
Others assets current relate to tax credit		€ 180,000